UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL

DIVIDEND INCOME FUND

FORM N-Q

JULY 31, 2013

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 54.5%
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
Regal Entertainment Group, Class A Shares	602,000	$11,347,700

CONSUMER STAPLES - 3.7%
Household Products - 3.7%
Kimberly-Clark Corp.	158,500	15,659,800
Procter & Gamble Co.	75,000	6,022,500

TOTAL CONSUMER STAPLES		21,682,300

ENERGY - 2.5%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling Inc.	57,000	3,844,080
Seadrill Ltd.	203,000	8,664,040
Seadrill Partners LLC	64,000	1,912,960

TOTAL ENERGY		14,421,080

FINANCIALS - 14.9%
Capital Markets - 3.5%
Ares Capital Corp.	857,000	15,246,030
Medley Capital Corp.	355,300	5,187,380

Total Capital Markets		20,433,410

Real Estate Investment Trusts (REITs) - 11.4%
American Capital Agency Corp.	650,000	14,644,500
Annaly Capital Management Inc.	591,000	7,044,720
Apartment Investment and Management Co., Class A Shares	81,800	2,403,284
AvalonBay Communities Inc.	20,000	2,706,800
Campus Crest Communities Inc.	285,000	3,234,750
CYS Investments Inc.	481,400	3,995,620
DCT Industrial Trust Inc.	106,700	801,317
EPR Properties	57,000	2,871,660
Excel Trust Inc.	183,000	2,375,340
Hatteras Financial Corp.	115,500	2,320,395
Highwoods Properties Inc.	26,200	950,536
Hospitality Properties Trust	95,700	2,726,493
Inland Real Estate Corp.	108,200	1,113,378
Liberty Property Trust	19,500	745,095
OMEGA Healthcare Investors Inc.	24,500	779,835
Ramco-Gershenson Properties Trust	115,000	1,781,350
Retail Properties of America Inc., Class A Shares	52,200	735,498
Senior Housing Properties Trust	69,000	1,735,350
Spirit Realty Capital Inc.	177,527	1,620,822
Starwood Property Trust Inc.	381,000	9,677,400
Urstadt Biddle Properties, Class A Shares	29,000	612,480
Westfield Group	93,900	946,990

Total Real Estate Investment Trusts (REITs)		65,823,613

TOTAL FINANCIALS		86,257,023

HEALTH CARE - 6.7%
Pharmaceuticals - 6.7%
AstraZeneca PLC, ADR	110,000	5,579,200
Bristol-Myers Squibb Co.	107,000	4,626,680
GlaxoSmithKline PLC, ADR	219,000	11,160,240
Johnson & Johnson	42,000	3,927,000
Merck & Co. Inc.	175,000	8,429,750
Pfizer Inc.	184,000	5,378,320

TOTAL HEALTH CARE		39,101,190

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
INDUSTRIALS - 5.8%
Aerospace & Defense - 2.1%
Lockheed Martin Corp.	99,000	$11,891,880

Electrical Equipment - 1.5%
Eaton Corp. PLC	48,800	3,364,760
Emerson Electric Co.	88,000	5,400,560

Total Electrical Equipment		8,765,320

Trading Companies & Distributors - 2.2%
TAL International Group Inc.	324,000	13,041,000

TOTAL INDUSTRIALS		33,698,200

INFORMATION TECHNOLOGY - 6.5%
Computers & Peripherals - 2.5%
Apple Inc.	11,500	5,203,750
Seagate Technology PLC	222,000	9,082,020

Total Computers & Peripherals		14,285,770

IT Services - 0.7%
Paychex Inc.	107,000	4,220,080

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	312,000	7,269,600
Microchip Technology Inc.	146,000	5,802,040

Total Semiconductors & Semiconductor Equipment		13,071,640

Software - 1.1%
CA Inc.	100,000	2,974,000
Microsoft Corp.	105,000	3,342,150

Total Software		6,316,150

TOTAL INFORMATION TECHNOLOGY		37,893,640

MATERIALS - 0.9%
Paper & Forest Products - 0.9%
International Paper Co.	108,000	5,217,480

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.3%
AT&T Inc.	371,000	13,085,170
Verizon Communications Inc.	234,000	11,578,320

Total Diversified Telecommunication Services		24,663,490

Wireless Telecommunication Services - 2.6%
Vodafone Group PLC, ADR	506,000	15,154,700

TOTAL TELECOMMUNICATION SERVICES		39,818,190

UTILITIES - 4.6%
Electric Utilities - 0.9%
Great Plains Energy Inc.	214,000	5,176,660

Gas Utilities - 1.1%
ONEOK Inc.	125,000	6,618,750

Independent Power Producers & Energy Traders - 0.4%
NRG Yield Inc., Class A Shares	84,240	2,400,840	*

Multi-Utilities - 2.2%
CenterPoint Energy Inc.	158,000	3,921,560
Integrys Energy Group Inc.	84,000	5,275,200
National Grid PLC	281,800	3,371,634

Total Multi-Utilities		12,568,394

TOTAL UTILITIES		26,764,644

TOTAL COMMON STOCKS (Cost - $302,418,765)		316,201,447

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
PREFERRED STOCKS - 9.6%
FINANCIALS - 2.6%
Real Estate Investment Trusts (REITs) - 2.6%
Ashford Hospitality Trust, Series E	27,480	$725,472
Glimcher Realty Trust, Series H	29,000	738,920
Urstadt Biddle Properties Inc., Cumulative, Series F	37,500	957,750
Weyerhaeuser Co.	240,000	12,600,000

TOTAL FINANCIALS		15,022,142

INDUSTRIALS - 4.1%
Industrial Conglomerates - 4.1%
United Technologies Corp.	371,000	23,792,230

UTILITIES - 2.9%
Electric Utilities - 2.0%
PPL Corp.	218,000	11,876,640

Multi-Utilities - 0.9%
Dominion Resources Inc.	96,000	4,978,560

TOTAL UTILITIES		16,855,200

TOTAL PREFERRED STOCKS (Cost - $52,674,936)		55,669,572

CONVERTIBLE PREFERRED STOCKS - 6.4%
FINANCIALS - 3.2%
Insurance - 3.2%
MetLife Inc.	324,000	18,487,440

UTILITIES - 3.2%
Electric Utilities - 3.2%
NextEra Energy Inc.	321,000	18,659,730

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $32,974,986)		37,147,170

	SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 26.8%
Crude/Refined Products Pipelines - 2.1%
Kinder Morgan Energy Partners LP	148,000	12,211,480

Diversified Energy Infrastructure - 9.1%
Energy Transfer Equity LP	275,000	18,353,500
Energy Transfer Partners LP	220,000	11,453,200
Enterprise Products Partners LP	133,000	8,249,990
Genesis Energy LP	98,000	4,885,300
Regency Energy Partners LP	85,000	2,379,150
Williams Partners LP	150,000	7,533,000

Total Diversified Energy Infrastructure		52,854,140

Exploration & Production - 0.7%
Eagle Rock Energy Partners LP	518,000	4,195,800

Financials - 2.9%
Och-Ziff Capital Management Group LLC	1,465,170	16,556,421

Gathering/Processing - 5.8%
Access Midstream Partners LP	63,500	2,982,595
Crestwood Midstream Partners LP	180,000	4,746,600
DCP Midstream Partners LP	55,000	2,896,850
MarkWest Energy Partners LP	42,000	2,948,820
PVR Partners LP	256,000	6,622,720
Southcross Energy Partners LP	68,000	1,549,040
Summit Midstream Partners LP	193,000	6,592,880
Targa Resources Partners LP	90,000	4,485,600

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES/ UNITS	VALUE
Gathering/Processing - 5.8% (continued)
Western Gas Partners LP	18,000	$1,108,800

Total Gathering/Processing		33,933,905

Liquids Transportation & Storage - 3.9%
Buckeye Partners LP	44,000	3,129,720
Calumet Specialty Products Partners LP	83,000	2,724,890
Delek Logistics Partners LP	42,000	1,331,400
Enbridge Energy Partners LP	204,000	6,450,480
Lehigh Gas Partners LP	50,000	1,300,000
Magellan Midstream Partners LP	27,300	1,492,764
NuStar GP Holdings LLC	78,000	2,031,900
Plains All American Pipeline LP	47,000	2,502,280
Susser Petroleum Partners LP	59,000	1,744,040

Total Liquids Transportation & Storage		22,707,474

Natural Gas Transportation & Storage - 0.9%
TC Pipelines LP	100,000	5,142,000

Refining - 0.5%
CVR Refining LP	99,840	2,899,353

Shipping - 0.9%
Golar LNG Partners LP	87,000	2,795,310
KNOT Offshore Partners LP	100,000	2,424,000	*

Total Shipping		5,219,310

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $138,023,471)		155,719,883

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $526,092,158)		564,738,072

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity - $9,678,013; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value - $9,871,561) (Cost - $9,678,000)	0.050%	8/1/13	$9,678,000	9,678,000

TOTAL INVESTMENTS - 99.0% (Cost - $535,770,158#)				574,416,072
Other Assets in Excess of Liabilities - 1.0%				5,822,160

TOTAL NET ASSETS - 100.0%				$580,238,232

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$316,201,447	—	—	$316,201,447
Preferred stocks	55,669,572	—	—	55,669,572
Convertible preferred stocks	37,147,170	—	—	37,147,170
Master limited partnerships	155,719,883	—	—	155,719,883

Total long-term investments	$564,738,072	—	—	$564,738,072

Short-term investments†	—	$9,678,000	—	9,678,000

Total investments	$564,738,072	$9,678,000	—	$574,416,072

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) whose primary business is in the oil and gas, natural resources or commodities industries. Entities

Notes to Schedule of Investments (unaudited) (continued)

commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,872,069
Gross unrealized depreciation	(12,226,155)

Net unrealized appreciation	$38,645,914

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: September 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 25, 2013